Investments Accounted for Using Equity Method - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - Aggregated individually immaterial associates [member] - TWD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
The Company's share of profits (losses) of associates	$ 22.5	$ (154.2)
The Company's share of other comprehensive income (loss) of associates	(5.2)	7.9
The Company's share of total comprehensive income (loss) of associates	$ 17.3	$ (146.3)